UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  28-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

     /s/ David Ward     New York, NY/USA     May 11, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $155,664 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1ST UNITED BANCORP INC FLA     COM              33740N105      737   105000 SH       SOLE                   105000        0        0
ACE LTD                        SHS              H0023R105     1898    29340 SH       SOLE                    29340        0        0
AERCAP HOLDINGS NV             SHS              N00985106     1271   101106 SH       SOLE                   101106        0        0
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104    11720   382000 SH       SOLE                   382000        0        0
AMERICAN CAP LTD               COM              02503Y103     2606   263000 SH       SOLE                   263000        0        0
APOLLO COML REAL EST FIN INC   COM              03762U105     1083    66221 SH       SOLE                    66221        0        0
ASTORIA FINL CORP              COM              046265104      719    50000 SH       SOLE                    50000        0        0
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     4150   200000 SH       SOLE                   200000        0        0
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT   05967A107     2697   220000 SH       SOLE                   220000        0        0
BANCORP INC DEL                COM              05969A105     1175   127323 SH       SOLE                   127323        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2039   153000 SH       SOLE                   153000        0        0
BB&T CORP                      COM              054937107     1647    60000 SH       SOLE                    60000        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     3925   173000 SH       SOLE                   173000        0        0
CENTERSTATE BANKS INC          COM              15201P109      700   100000 SH       SOLE                   100000        0        0
CITIGROUP INC                  COM              172967101     6599  1492955 SH       SOLE                  1492955        0        0
CITIZENS REPUBLIC BANCORP IN   COM              174420109     1566  1760000 SH       SOLE                  1760000        0        0
EAST WEST BANCORP INC          COM              27579R104     1654    75336 SH       SOLE                    75336        0        0
FIRST CTZNS BANCSHARES INC N   CL A             31946M103      802     4000 SH       SOLE                     4000        0        0
FLAGSTAR BANCORP INC           COM NEW          337930507     1163   775500 SH       SOLE                   775500        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1983    12500 SH       SOLE                    12500        0        0
HERCULES TECH GROWTH CAP INC   COM              427096508     2983   271197 SH       SOLE                   271197        0        0
HILLTOP HOLDINGS INC           COM              432748101      402    40000 SH       SOLE                    40000        0        0
INTERVEST BANCSHARES CORP      CL A             460927106      136    53200 SH       SOLE                    53200        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106     1587    66000 SH       SOLE                    66000        0        0
JPMORGAN CHASE & CO            COM              46625H100     5071   110000 SH       SOLE                   110000        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     7712   787708 SH       SOLE                   787708        0        0
KNIGHT CAP GROUP INC           CL A COM         499005106     4754   354763 SH       SOLE                   354763        0        0
LABRANCHE & CO INC             COM              505447102     4520  1150000 SH       SOLE                  1150000        0        0
MB FINANCIAL INC NEW           COM              55264U108     1446    69000 SH       SOLE                    69000        0        0
MF GLOBAL HLDGS LTD            COM              55277J108     1663   200816 SH       SOLE                   200816        0        0
OCWEN FINL CORP                COM NEW          675746309    10310   935585 SH       SOLE                   935585        0        0
ORIENTAL FINL GROUP INC        COM              68618W100     4807   383000 SH       SOLE                   383000        0        0
PNC FINL SVCS GROUP INC        COM              693475105     6992   111000 SH       SOLE                   111000        0        0
POPULAR INC                    COM              733174106     7103  2432478 SH       SOLE                  2432478        0        0
REINSURANCE GROUP AMER INC     COM NEW          759351604     4865    77500 SH       SOLE                    77500        0        0
SCBT FINANCIAL CORP            COM              78401V102      291     8730 SH       SOLE                     8730        0        0
SLM CORP                       COM              78442P106     2678   175000 SH       SOLE                   175000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    26518   200000 SH  PUT  SOLE                   200000        0        0
THL CR INC                     COM              872438106     1229    89974 SH       SOLE                    89974        0        0
UMPQUA HLDGS CORP              COM              904214103     1495   130711 SH       SOLE                   130711        0        0
UNITED CMNTY BKS BLAIRSVLE G   CAP STK          90984P105      856   367549 SH       SOLE                   367549        0        0
VIEWPOINT FINL GROUP INC MD    COM              92672A101      715    55000 SH       SOLE                    55000        0        0
WASHINGTON BKG CO OAK HBR WA   COM              937303105      212    15000 SH       SOLE                    15000        0        0
WELLS FARGO & CO NEW           COM              949746101     3203   101000 SH       SOLE                   101000        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     2667   155073 SH       SOLE                   155073        0        0
WSFS FINL CORP                 COM              929328102      801    17000 SH       SOLE                    17000        0        0
XENITH BANKSHARES INC          COM              98410X105       53    12400 SH       SOLE                    12400        0        0
ZIONS BANCORPORATION           COM              989701107      461    20000 SH       SOLE                    20000        0        0